Financial Instruments and Related Risk Management (Summary Of Access To Facilities Under Financing Arrangements) (Parenthetical) (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure Of Financial Liabilities That Are Part of Supplier Finance Arrangement [Line Items]
Number of Days not part of supplier financing	60 years
Financial Liabilities That Are Part Of Supplier Finance Arrangements For Which Suppliers Have Received Payment [Member]
Disclosure Of Financial Liabilities That Are Part of Supplier Finance Arrangement [Line Items]
Financial liabilities	$ 2,710
Number of Days part of supplier financing	50 years
Financia lLiabilities That Are Part Of Supplier Finance Arrangements [Member]
Disclosure Of Financial Liabilities That Are Part of Supplier Finance Arrangement [Line Items]
Financial liabilities	$ 2,710